Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 11, 2018
Registrant Name	Innovator ETFs Trust
Central Index Key	0001415726
Amendment Flag	false
Document Creation Date	Sep. 11, 2018
Document Effective Date	Sep. 11, 2018
Prospectus Date	Sep. 11, 2018
Innovator IBD Breakout Opportunities ETF | Innovator IBD Breakout Opportunities ETF
Prospectus:
Trading Symbol	BOUT